FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements for Each Class of Assets on Nonrecurring Basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
FAIR VALUE MEASUREMENTS [Line Items]
Total losses	¥ 0	$ 0	¥ 713	¥ 33,731
Nonrecurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Total losses	(1,507)
Long-lived assets held and used	631
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	0
Nonrecurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	0
Nonrecurring [Member] | Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used	¥ 631